Carrying Amounts and Classification of Assets and Liabilities Included in Consolidated Balance Sheet Related to Consolidated VIE (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Current assets	$ 207	$ 270
Non-current assets	118	134
Total assets	325	404
Current liabilities	218	263
Non-current liabilities	6	4
Total liabilities	$ 224	$ 267